Discontinued Operations (Tables)	12 Months Ended
Jan. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Schedule Of Assets And Liabilities Reported As Discontinued Operations
Assets and liabilities of discontinued operations at February 1, 2014 were as follows:

($ thousands)	February 1, 2014

Assets of Discontinued Operations
Current assets
Inventories, net	$111
Prepaid expenses and other current assets	8
Current assets - discontinued operations	119
Total assets - discontinued operations	$119

Liabilities of Discontinued Operations
Current liabilities
Trade accounts payable	$139
Other accrued expenses	569
Current liabilities - discontinued operations	708
Total liabilities - discontinued operations	$708

Schedule Of Earnings (Loss) From Discontinued Operations
Loss from discontinued operations for 2013 and 2012 was as follows:

($ thousands)	2013	2012
Net sales	$26,318	$120,269
Cost of goods sold	19,927	98,485
Gross profit	6,391	21,784
Selling and administrative expenses	6,103	27,291
Restructuring and other special charges, net	10,768	1,587
Operating loss	(10,480)	(7,094)
Interest expense	16	409
Loss before income taxes from discontinued operations	(10,496)	(7,503)
Income tax benefit	5,922	3,066
Loss from discontinued operations, net of tax	$(4,574)	$(4,437)